Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 295	$ 6,034
Restricted deposit		142	163
Inventory, net		292	355
Trade receivables, net		593	507
Other accounts receivable		441	1,492
Loan to major shareholder, net		230
Total current assets		1,993	8,551
NON-CURRENT ASSETS:
Other accounts receivable		185	213
Property, plant and equipment, net		2,647	1,753
Total non-current assets		2,832	1,966
Total assets		4,825	10,517
CURRENT LIABILITIES:
Short term loan and current portion of long-term loans		144	140
Trade payables		4,655	2,332
Other accounts payable		2,031	1,246
Financial liability at fair value			648
Short term convertible securities at fair value			2,535
Convertible securities		737
Derivative liabilities at fair value – warrants		618	1,261
Loan from major shareholder at fair value		765
Short term portion of lease liability		163	119
Total current liabilities		9,113	8,281
NON-CURRENT LIABILITIES:
Long term convertible securities at fair value			4,707
Long term loans		53	75
Long term lease liability		230	266
Total non-current liabilities		283	5,048
SHAREHOLDERS’ DEFICIT:
Ordinary Shares; $3.15 par value 100,000,000 shares authorized and 1,532,794 shares issued and outstanding as of December 31, 2022. As of December 31, 2021, 57,142,857 shares authorized and 387,972 shares issued and outstanding(*)	[1]	4,835	1,222
Other reserve		1,500	1,500
Translation reserve		2	2
Additional paid in capital		101,694	81,879
Treasury shares		(121)
Accumulated deficit		(115,263)	(90,634)
G Medical innovations holdings ltd. Shareholders’ deficit		(7,353)	(6,031)
Non-controlling interest		2,782	3,219
Total shareholders’ deficit		(4,571)	(2,812)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT		$ 4,825	$ 10,517

[1]	After giving effect to the reverse stock split (see also Note 13C)